19. Convertible Bonds (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt in default	$ 92,769
Unamortized discount	0	$ 474
Amortization of debt discount	2,906	0	$ 0
Convertible Bonds [Member]
Debt in default		$ 55,000
Convertible Bonds [Member] | Union Sky [Member] | First Amendment Agreement [Member]
Debt in default	$ 20,000
Debt interest rate	18.00%
Convertible bond value	$ 12,879
Gain from extinguishment of debt	7,121
Unamortized discount	4,215
Amortization of debt discount	7,121
Convertible Bonds [Member] | Union Sky [Member] | Second Amendment Agreement [Member] | Note 1 [Member]
Convertible note payable	$ 6,600
Debt maturity date	Dec. 31, 2019
Convertible Bonds [Member] | Union Sky [Member] | Second Amendment Agreement [Member] | Note 2 [Member]
Convertible note payable	$ 6,700
Debt maturity date	Jun. 30, 2020
Convertible Bonds [Member] | Union Sky [Member] | Second Amendment Agreement [Member] | Note 3 [Member]
Convertible note payable	$ 6,700
Debt maturity date	Dec. 31, 2020